                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03031

Morgan Stanley Tax-Free Daily Income Trust
                   (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                      (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                      (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: December 31, 2006

Date of reporting period: June 30, 2006

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Morgan Stanley Tax-Free Daily Income Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.
Market forecasts provided in this report may not necessarily come to pass. There is no assurance that a mutual fund will achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Please see the prospectus for more complete information on investment risks.

Fund Report
For the six months ended June 30, 2006

Market Conditions

During the semiannual period ended June 30, 2006, the economy continued to grow strongly, despite sustained high energy prices and signs of weakness in the housing market. The stock market gained, employment data was positive, inflation remained in check and consumer confidence and spending kept on course.

Interest rates continued to climb as the Federal Open Market Committee (the ‘‘Fed’’) raised the federal funds target rate four more times during the period to 5.25 percent. The last increase, implemented on June 29, was the seventeenth consecutive rate increase, leading to market speculation about how much longer the Fed would continue its two-year tightening cycle. As of the end of the reporting period, the federal funds futures market had already priced in one additional rate increase in August.

In this environment of rising interest rates, yields on municipal money-market securities rose as well. Although yields dipped slightly in the first quarter of the year, due mainly to seasonal factors, they spiked sharply in the second quarter to the extent that tax-free variable-rate money-market instruments outperformed treasuries on a relative basis. These attractive yields spurred investor demand, drawing significant inflows into the market, some of which represented ‘‘crossover’’ investments from the taxable market.

The supply of municipal money-market securities waned early in the year and as of the end of the reporting period remained 20 to 30 percent below last year’s levels. State and local municipalities have had less incentive to borrow, given consistently rising interest rates and the fact that many issuing entities found themselves flush with cash from increased tax receipts.

Performance Analysis

As of June 30 2006, Morgan Stanley Tax-Free Daily Income Trust had net assets of approximately $331 million and an average portfolio maturity of 20 days. For the six-month period ended June 30, 2006, the Fund provided a total return of 1.36 percent. For the seven-day period ended June 30, 2006, the Fund provided an effective annualized yield of 3.35 percent and a current yield of 3.30 percent, while its 30-day moving average yield for June was 3.05 percent. Past performance is no guarantee of future results .

In anticipation of ongoing interest-rate increases, we focused on the short end of the yield curve — in particular, daily and weekly variable-rate securities. In doing so, we were able to quickly capitalize on rising yields and enhance the Fund’s return while reducing its vulnerability to falling prices on longer, fixed-rate instruments. As of the end of the reporting period, all of the portfolio’s assets were invested in securities with maturities of less than six months. As a result, the Fund’s weighted average maturity fell over the period to 20 days.

The Fund was not, however, exclusively invested in floating-rate instruments. We did selectively invest in one- to three-month commercial paper and three- to six-month notes when the opportunity arose to lock in attractive yields, while generally avoiding investments with longer, nine- to 12-month maturities. We continued our research-intensive approach, selectively investing only in those securities that we believed would add value while still meeting our conservative, risk-conscious criteria.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

PORTFOLIO COMPOSITION
Variable Rate Municipal Obligations	88.8%
Municipal Notes & Bonds	10.0
Tax-Exempt Commercial Paper	1.2

MATURITY SCHEDULE
1 - 30 Days	87.7%
31 - 60 Days	1.4
61 - 90 Days	6.5
91 - 120 Days	1.9
121+ Days	2.5

Data as of June 30, 2006. Subject to change daily. All percentages for portfolio composition and maturity schedule are as a percentage of total investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will invest in high quality, short-term securities that are normally municipal obligations that pay interest exempt from federal income taxes. The Fund’s ‘‘Investment Adviser,’’ Morgan Stanley Investment Advisors Inc., seeks to maintain the Fund’s share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

For More Information About
Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 01/01/06 – 06/30/06.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	01/01/06	06/30/06	01/01/06 – 06/30/06
Actual (1.36% return)	$1,000.00	$1,013.60	$3.06
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.89	$3.07

*	Expenses are equal to the Fund's annualized expense ratio of 0.61% multiplied by the average account value over the period, multiplied by 182**/365 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratio would have been 0.72%.
**	Adjusted to reflect non-business day accrual.

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser’s expense. (The Investment Adviser and the Administrator together are referred to as the ‘‘Adviser’’ and the Advisory and Administration Agreements together are referred to as the ‘‘Management Agreement.’’) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (‘‘Lipper’’).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Fund, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Fund’s performance for the one-, three- and five-year periods ended November 30, 2005, as shown in a report provided by Lipper (the ‘‘Lipper Report’’), compared to the performance of comparable funds selected by Lipper (the ‘‘performance peer group’’). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When a fund underperforms its performance peer group, the Board discusses with the Adviser the causes of the underperformance and, where necessary, specific changes to the fund’s investment strategy or investment personnel. The Board concluded that the Fund can reasonably be expected to be competitive with that of its performance peer group based on recent action taken or proposed to be taken by the Adviser with respect to the Fund’s investment strategy and/or investment personnel.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable
Investment Strategies

The Board reviewed the advisory and administrative fee (together, the ‘‘management fee’’) rate paid by the Fund under the Management Agreement. The Board noted that the management fee rate was comparable to the management fee rates charged by the Adviser to other proprietary funds it manages with investment strategies comparable to those of the Fund taking into account the scope of the services provided.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and total expense ratio of the Fund as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the ‘‘expense peer group’’), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report. The Board concluded that the Fund’s management fee rate and total expense ratio were competitive with those of its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Fund’s management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Fund’s management fee and noted that the fee, as a percentage of the Fund’s net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Fund’s management fee would reflect economies of scale as assets increase.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

Fall-Out Benefits

The Board considered so-called ‘‘fall-out benefits’’ derived by the Adviser and affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as ‘‘float’’ benefits derived from handling of checks for purchases and sales of Fund shares, through a broker-dealer affiliate of the Adviser. The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board concluded that the float benefits were relatively small and the 12b-1 fees were competitive with those of other broker-dealers.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits from commissions paid to brokers who execute securities transactions for the Fund (‘‘soft dollars’’). The Board noted that the Fund invests only in fixed income securities, which do not generate soft dollars.

Adviser Financially Sound and Financially Capable of Meeting the Fund’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser’s operations remain profitable, although increased expenses in recent years have reduced the Adviser’s profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Fund and the Adviser

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

Morgan Stanley Tax-Free Daily Income Trust

Portfolio of Investments June 30, 2006 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE†	DEMAND DATE*	VALUE
	Short-Term Variable Rate Municipal Obligations (93.0%)
	Arizona
$6,640	Scottsdale Municipal Property Corporation, Excise Tax Ser 2004 A ROCs II-R Ser 2153 (MBIA)	4.01%	07/10/06	$6,640,000
9,000	Sun Devil Energy Center LLC, Arizona State University Ser 2004 (FGIC)	3.99	07/10/06	9,000,000
	Colorado
5,000	Colorado Health Facilities Authority, NCMC Inc Ser 2005 (FSA)	3.95	07/10/06	5,000,000
	Delaware
	Delaware Economic Development Authority,
2,400	Archmere Academy Inc Ser 2006	3.99	07/10/06	2,400,000
500	St. Andrew's School Ser 2004	4.00	07/10/06	500,000
	Florida
1,500	Collier County Health Facilities Authority, Cleveland Clinic Health System Ser 2003 C-1	4.00	07/03/06	1,500,000
16,750	Dade County Industrial Development Authority, Dolphins Stadium Ser 1985 A	3.94	07/10/06	16,750,000
4,000	Leesburg, The Villages Regional Hospital Ser 2006 (Radian)	4.03	07/10/06	4,000,000
10,000	Orlando Utilities Commission, Water & Electric Ser 2002 B	3.97	07/10/06	10,000,000
	Georgia
3,000	Atlanta, Sub Lien Tax Allocation Atlantic Station Ser 2006	4.07	07/10/06	3,000,000
3,500	Columbus Development Authority, Foundation Properties Inc Student Housing & Academic Facilities Ser 2006	4.02	07/10/06	3,500,000
	Hawaii
4,965	Hawaii, ROCs II-R Ser 6012 (MBIA)	4.01	07/10/06	4,965,000
	Illinois
14,000	Chicago, Ser 2002 B (FGIC)	3.98	07/10/06	14,000,000
	Illinois Development Finance Authority,
2,775	Jewish Federation of Metropolitan Chicago Ser 1999 (Ambac)	4.00	07/10/06	2,775,000
3,500	Loyola Academy 1993 Ser A	3.99	07/10/06	3,500,000
3,400	Young Men's Christian Association of Metropolitan Chicago Ser 2001	4.00	07/10/06	3,400,000
4,965	Illinois Finance Authority, Revolving Fund ROCs II-R 6015	4.01	07/10/06	4,965,000
	Indiana
10,000	Indiana Health Facility Financing Authority, Clarian Health Obligated Group Ser 2000 C	3.99	07/10/06	10,000,000

See Notes to Financial Statements

Morgan Stanley Tax-Free Daily Income Trust

Portfolio of Investments June 30, 2006 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE†	DEMAND DATE*	VALUE
	Kentucky
$2,200	Kentucky Public Energy Authority Inc, Gas Supply Ser 2006 A	4.06%	07/03/06	$2,200,000
	Maryland
6,800	Maryland Health & Higher Educational Facilities Authority, Catholic Health Initiatives Ser 1997 B	3.98	07/10/06	6,800,000
	Massachusetts
5,035	Massachusetts Development Finance Agency, Wentworth Institute of Technology Ser 2005 (Radian)	4.05	07/10/06	5,035,000
	Michigan
5,000	Jackson County Hospital Finance Authority, WA Foote Memorial Hospital Ser 2005 A	3.99	07/10/06	5,000,000
5,000	Kent Hospital Finance Authority, Metropolitan Hospital Ser 2005 B	4.01	07/10/06	5,000,000
	Minnesota
11,460	University of Minnesota Regents, Ser 1999 A	3.95	07/10/06	11,460,000
	Mississippi
4,500	Perry County, Leaf River Forest Products Inc Ser 2002	3.98	07/10/06	4,500,000
	Missouri
1,250	Missouri Development Finance Board, Nelson Gallery Foundation Ser 2001 B (MBIA)	4.00	07/03/06	1,250,000
2,000	Missouri Health & Educational Facilities Authority, BJC Health System Ser 2005 B	4.03	07/03/06	2,000,000
	Nebraska
700	American Public Energy Agency, National Public Gas Agency 2003 Ser A	3.99	07/10/06	700,000
	New York
1,000	Jay Street Development Corporation, Fiscal 2001 Ser A-1	3.96	07/10/06	1,000,000
	New York City,
16,870	Fiscal 1996 Ser J Subser J-2 & J-3	3.95	07/10/06	16,870,000
4,400	Fiscal 2003 Subser C-4 & Fiscal 2004 Subser A-4	3.94	07/10/06	4,400,000
6,500	New York City Industrial Development Agency, One Bryant Park LLC Ser 2004 A	4.02	07/10/06	6,500,000
	New York State Dormitory Authority,
1,000	Mental Health Services Facilities Ser 2003F-2C (FSA)	3.95	07/10/06	1,000,000
3,000	Mount St Mary College Ser 2005 (Radian)	4.02	07/10/06	3,000,000
1,000	New York State Local Government Assistance Corporation, Ser 1994 B	3.92	07/10/06	1,000,000

See Notes to Financial Statements

Morgan Stanley Tax-Free Daily Income Trust

Portfolio of Investments June 30, 2006 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE†	DEMAND DATE*	VALUE
	North Carolina
$6,900	North Carolina Capital Facilities Agency, Durham Academy Ser 2001	3.98%	07/10/06	$6,900,000
5,000	Raleigh, Downtown Improvement Ser 2005 B COPs	3.96	07/10/06	5,000,000
	Ohio
5,700	East Liverpool, East Liverpool City Hospital Ser 2006	4.02	07/10/06	5,700,000
	Ohio,
5,000	Common Schools Ser 2006 C	3.95	07/10/06	5,000,000
4,270	Ser 2004 P-FLOATs PT-2139	4.00	07/10/06	4,270,000
	Oklahoma
	Oklahoma Water Resources Board,
2,590	State Loan Program Ser 1995	3.35	09/01/06	2,590,000
3,330	State Loan Program Ser 1999	3.38	09/01/06	3,330,000
	Oregon
5,000	Clackamas County Hospital Facility Authority, Legacy Health System Ser 2003	3.96	07/10/06	5,000,000
	Pennsylvania
2,000	Allegheny County Industrial Development Authority, Carnegie Museums of Pittsburgh Ser 2005	4.00	07/10/06	2,000,000
5,000	Easton Area School District, Ser 2005 (FSA)	3.97	07/10/06	5,000,000
6,800	Pennsylvania Turnpike Commission, 2002 Ser A-2	3.98	07/10/06	6,800,000
	South Carolina
5,000	South Carolina Jobs – Economic Development Authority, Oconee Memorial Hospital Ser 2005 A (Radian)	4.03	07/10/06	5,000,000
5,870	York County School District No 4, Fort Mill Ser 2004 F TOCs	4.01	07/10/06	5,870,000
	Tennessee
	Clarksville Public Building Authority,
3,405	Pooled Financing Ser 1997	4.00	07/10/06	3,405,000
1,600	Pooled Financing Ser 2004	4.05	07/03/06	1,600,000
3,800	Jackson Energy Authority, Gas System Ser 2002 (FSA)	3.97	07/10/06	3,800,000
2,900	Montgomery County Public Building Authority, Pooled Financing Ser 1999	4.00	07/10/06	2,900,000
5,000	Tennergy Corporation, Gas Ser 2006 B PUTTERs Ser 1260 B	4.02	07/10/06	5,000,000

See Notes to Financial Statements

Morgan Stanley Tax-Free Daily Income Trust

Portfolio of Investments June 30, 2006 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE†	DEMAND DATE*	VALUE
	Texas
	Harris County Health Facilities Development Corporation,
$5,000	Methodist Hospital System Ser 2006 A	3.60%	07/01/06	$5,000,000
1,800	Texas Medical Center Ser 2006 (MBIA)	4.03	07/03/06	1,800,000
1,240	Young Men's Christian Association of the Greater Houston Area Ser 2002	4.03	07/03/06	1,240,000
4,400	Harris County Industrial Development Corporation, Baytank Inc Ser 1998	3.98	07/10/06	4,400,000
5,000	Lower Neches Valley Authority, Chevron USA Inc Ser 1987	3.35	08/15/06	5,000,000
4,210	San Antonio, Water System Sub Lien 2003 B (MBIA)	3.97	07/10/06	4,210,000
3,650	Texas Municipal Gas Corporation, Senior Lien Ser 1998 (FSA)	3.97	07/10/06	3,650,000
	Utah
7,000	Intermountain Power Agency, Power Supply Ser 1985 F (Ambac)	3.45	09/15/06	7,000,000
	Washington
	Washington Higher Education Facilities Authority,
6,000	University of Puget Sound Ser 2006 B	4.00	07/10/06	6,000,000
1,700	Whitman College Ser 2004	3.98	07/10/06	1,700,000
	Wisconsin
1,300	Rhinelander, YMCA of the Northwoods Ser 2006	4.01	07/10/06	1,300,000
	Various States
4,000	Reset Option Certificates Trust II-R, ROCs II-R Ser 8002FA	4.07	07/10/06	4,000,000
	Total Short-Term Variable Rate Municipal Obligations (Cost $308,075,000)			308,075,000

		COUPON RATE	MATURITY DATE	YIELD TO MATURITY ON DATE OF PURCHASE
	Tax-Exempt Commercial Paper (1.2%)
	Kentucky
4,000	Kentucky Asset Liability Commission, 2005 General Fund Second Ser 2005 A-1 (Cost $4,000,000)	3.15%	10/12/06	3.15%	4,000,000
	Short-Term Municipal Notes & Bonds (10.5%)
	Maryland
3,000	Maryland Community Development Administration, Department of Housing & Community Development Residential Notes 2005 Ser F, dtd 11/10/05	3.12	11/24/06	3.12	3,000,000

See Notes to Financial Statements

Morgan Stanley Tax-Free Daily Income Trust

Portfolio of Investments June 30, 2006 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	YIELD TO MATURITY ON DATE OF PURCHASE	VALUE
	Massachusetts
$8,450	Bridgewater-Raynham Regional School District, Ser 2005 BANs, dtd 09/01/05	4.00%	09/01/06	3.85%	$8,450,246
1,400	Cape Ann Transportation Authority, Ser 2005 RANs, dtd 07/14/05	3.50	07/12/06	3.00	1,400,204
	New Hampshire
2,500	Merrimack County, Ser 2006 TANs, dtd 02/17/06	4.50	12/28/06	3.59	2,510,920
	New Jersey
2,690	Barnegat Township Board of Education, 2005 Temporary Notes, dtd 07/07/05	3.50	07/07/06	2.75	2,690,022
	New York
1,250	Burnt Hills – Ballston Lake Central School District, Ser 2005 A TANs, dtd 07/13/05	3.75	07/13/06	2.75	1,250,400
1,500	Hastings, Ser 2005 BANs, dtd 07/15/05	3.25	07/14/06	3.03	1,500,115
2,500	Marlboro Central School District, Ser 2006 A BANs, dtd 04/12/06	4.50	09/29/06	3.60	2,505,427
4,000	Schenectady City School District, Ser 2005 RANs, dtd 07/07/05	3.75	07/06/06	3.64	3,999,995
1,160	Vestal, Ser 2005 BANs, dtd 07/14/05	3.75	07/14/06	2.77	1,160,394
	South Carolina
2,200	Beaufort County School District, Ser 2005 A BANs, dtd 07/14/05	3.15	07/14/06	2.65	2,200,000
	Utah
3,000	Weber County, Ser 2006 TRANs, dtd 07/11/06 (WI)	4.50	12/28/06	3.80	3,009,570
	Wisconsin
1,100	Pulaski Community School District, Ser 2005 TRANs, dtd 09/28/05	3.75	09/26/06	3.85	1,099,504
	Total Short-Term Municipal Notes & Bonds (Cost $34,776,797)				34,776,797
	Total Investments (Cost $346,851,797) (a)(b)			104.7%	346,851,797
	Liabilities in Excess of Other Assets			(4.7)	(15,513,605)
	Net Assets			100.0%	$331,338,192

See Notes to Financial Statements

Morgan Stanley Tax-Free Daily Income Trust

Portfolio of Investments June 30, 2006 (unaudited) continued

BANs	Bond Anticipation Notes.
COPs	Certificates of Participation.
P-FLOATs	Puttable Floating-Option Tax-Exempt Receipts.
PUTTERs	Puttable Tax-Exempt Receipts.
RANs	Revenue Anticipation Notes.
ROCs	Reset Option Certificates.
TANs	Tax Anticipation Notes.
TOCs	Tender Option Certificates.
TRANs	Tax and Revenue Anticipation Notes.
WI	Security purchased on a when-issued basis.
†	Rate shown is the rate in effect at June 30, 2006.
*	Date on which the principal amount can be recovered through demand.
(a)	A security has been designated as collateral in an amount equal to $3,009,570 in connection with the purchase of a non-issued security.
(b)	Cost is the same for federal income tax purposes.
Bond Insurance:
Ambac	Ambac Assurance Corporation.
FGIC	Financial Guaranty Insurance Company.
FSA	Financial Security Assurance Inc.
MBIA	Municipal Bond Investors Assurance Corporation.
Radian	Radian Asset Assurance Inc.

See Notes to Financial Statements

Morgan Stanley Tax-Free Daily Income Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2006 (unaudited)

Assets:
Investments in securities, at value (cost $346,851,797)	$346,851,797
Cash	123,346
Interest receivable	2,278,056
Prepaid expenses and other assets	39,411
Total Assets	349,292,610
Liabilities:
Payable for:
Investments purchased	16,632,518
Shares of beneficial interest redeemed	1,080,539
Investment advisory fee	93,406
Distribution fee	27,753
Administration fee	13,876
Transfer agent fee	2,633
Accrued expenses and other payables	103,693
Total Liabilities	17,954,418
Net Assets	$331,338,192
Composition of Net Assets:
Paid-in-capital	$331,301,396
Accumulated undistributed net investment income	31,778
Accumulated undistributed net realized gain	5,018
Net Assets	$331,338,192
Net Asset Value Per Share 331,332,880 shares outstanding (unlimited shares authorized of $.01 par value)	$1.00

See Notes to Financial Statements

Morgan Stanley Tax-Free Daily Income Trust

Financial Statements continued

Statement of Operations

For the six months ended June 30, 2006 (unaudited)

Net Investment Income:
Interest Income	$5,952,853
Expenses
Investment advisory fee	813,725
Distribution fee	180,828
Transfer agent fees and expenses	92,266
Administration fee	90,414
Professional fees	33,485
Shareholder reports and notices	31,370
Registration fees	20,570
Custodian fees	9,207
Trustees' fees and expenses	6,090
Other	21,107
Total Expenses	1,299,062
Less: amounts waived	(204,766)
Less: expense offset	(9,329)
Net Expenses	1,084,967
Net Investment Income	4,867,886
Net Realized Gain	9,257
Net Increase	$4,877,143

See Notes to Financial Statements

Morgan Stanley Tax-Free Daily Income Trust

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED JUNE 30, 2006	FOR THE YEAR ENDED DECEMBER 31, 2005
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$4,867,886	$7,475,488
Net realized gain (loss)	9,257	(2,515)
Net Increase	4,877,143	7,472,973
Dividends to shareholders from net investment income	(4,867,878)	(7,475,566)
Net decrease from transactions in shares of beneficial interest	(49,094,381)	(59,844,860)
Net Decrease	(49,085,116)	(59,847,453)
Net Assets:
Beginning of period	380,423,308	440,270,761
End of Period (Including accumulated undistributed net investment income of $31,778 and $31,770, respectively)	$331,338,192	$380,423,308

See Notes to Financial Statements

Morgan Stanley Tax-Free Daily Income Trust

Notes to Financial Statements June 30, 2006 (unaudited)

1.   Organization and Accounting Policies

Morgan Stanley Tax-Free Daily Income Trust (the ‘‘Fund’’) is registered under the Investment Company Act of 1940, as amended (the ‘‘Act’’), as a diversified, open-end management investment company. The Fund's investment objective is to provide as high a level of daily income exempt from federal income tax as is consistent with stability of principal and liquidity. The Fund was incorporated in Maryland on March 24, 1980, commenced operations on February 20, 1981 and reorganized as a Massachusetts business trust on April 30, 1987.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — Portfolio securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Act.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C.   Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D.   Dividends and Distributions to Shareholders — The Fund records dividends and distributions to shareholders as of the close of each business day.

E.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the ‘‘Investment Adviser’’), the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.45% to the portion of the daily net assets not exceeding $500 million; 0.375% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.325% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.30% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.275% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.25% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.225% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; 0.20% to the portion of the daily net assets exceeding $3 billion but not exceeding $15 billion; and 0.199% to the portion of the daily net assets exceeding $15 billion.

Morgan Stanley Tax-Free Daily Income Trust

Notes to Financial Statements June 30, 2006 (unaudited) continued

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the ‘‘Administrator’’), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.05% to the Fund’s daily net assets.

The Investment Adviser has voluntarily agreed to cap the Fund’s operating expenses by assuming the Fund’s ‘‘other expenses’’ and/or waiving the Fund’s advisory fees, and the Administrator has agreed to waive the Fund’s administrative fees, to the extent that such operating expenses exceed 0.60% of the average daily net assets of the Fund on an annualized basis.

3.   Plan of Distribution

Morgan Stanley Distributors Inc. (the ‘‘Distributor’’), an affiliate of the Investment Adviser and Administrator, is the distributor of the Fund's shares and in accordance with a Plan of Distribution (the ‘‘Plan’’) pursuant to Rule 12b-1 under the Act, finances certain expenses in connection with the promotion of sales of Fund shares.

Reimbursements for these expenses are made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the six months ended June 30, 2006, the distribution fee was accrued at the annual rate of 0.10%.

4.   Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales/maturities of portfolio securities for the six months ended June 30, 2006 aggregated, $318,227,775 and $370,815,781, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended June 30, 2006, included in Trustees' fees and expenses in the Statement of Operations amounted to $3,678. At June 30, 2006, the Fund had an accrued pension liability of $62,580 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the ‘‘Compensation Plan’’) which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of

Morgan Stanley Tax-Free Daily Income Trust

Notes to Financial Statements June 30, 2006 (unaudited) continued

Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5.   Shares of Beneficial Interest

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	FOR THE SIX MONTHS ENDED JUNE 30, 2006	FOR THE YEAR ENDED DECEMBER 31, 2005
	(unaudited)
Shares sold	417,214,775	961,979,938
Shares issued in reinvestment of dividends	4,867,878	7,475,566
	422,082,653	969,455,504
Shares redeemed	(471,177,034)	(1,029,300,364)
Net decrease in shares outstanding	(49,094,381)	(59,844,860)

6.   Expense Offset

The expense offset represents a reduction of custodian and transfer agent fees and expenses for earnings on cash balances maintained by the Fund.

7.   Federal Income Tax Status

As of December 31, 2005, the Fund had a net capital loss carryforward of $4,195 of which $1,719 will expire on December 31, 2008 and $2,476 will expire on December 31, 2013 to offset future capital gains to the extent provided by regulations.

8.   Legal Matters

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court Southern District of New York on April 16, 2004, generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to

Morgan Stanley Tax-Free Daily Income Trust

Notes to Financial Statements June 30, 2006 (unaudited) continued

brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action. On March 9, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors, which motion defendants opposed. On April 14, 2006, the Court granted defendants’ motion to dismiss in its entirety. Additionally, the Court denied Plaintiff’s motion to supplement their complaint. This matter is now concluded.

9.   New Accounting Pronouncement

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund will adopt FIN 48 during 2007 and the impact to the Fund's financial statements, if any, is currently being assessed.

Morgan Stanley Tax-Free Daily Income Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX MONTHS ENDED JUNE 30, 2006		FOR THE YEAR ENDED DECEMBER 31,
			2005		2004		2003	2002	2001
	(unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Net income from investment operations	0.013		0.018		0.006		0.004	0.008	0.021
Less dividends from net investment income	(0.013)		(0.018)		(0.006)		(0.004)	(0.008)	(0.021)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total Return	1.36	% (1)	1.86%		0.60%		0.37%	0.78%	2.13%
Ratios to Average Net Assets:
Total expenses (before expense offset)	0.61	% (2)(3)(4)	0.61	% (3)(4)	0.64	% (3)(4)	0.68%	0.68%	0.68	% (3)
Net investment income	2.69	% (2)(4)	1.82	% (4)	0.58	% (4)	0.37%	0.78%	2.10%
Supplemental Data:
Net assets, end of period, in thousands	$331,338		$380,423		$440,271		$506,399	$540,227	$563,914

(1)	Not annualized.
(2)	Annualized.
(3)	Does not reflect the effect of expense offset of 0.01%.
(4)	If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED:	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
June 30, 2006	0.72%	2.58%
December 31, 2005	0.71	1.72
December 31, 2004	0.71	0.51

See Notes to Financial Statements

(This page has been left blank intentionally.)

Trustees

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

Officers

Michael E. Nugent
Chairman of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Adviser

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

© 2006 Morgan Stanley

DSTSAR-37955RPT-RA06-00711P-Y06/06	MORGAN STANLEY FUNDS
Morgan Stanley Tax-Free Daily Income Trust Semiannual Report June 30, 2006

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                       2

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Tax-Free Daily Income Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 10, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 10, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 10, 2006

                                       3

                                                                   EXHIBIT 12 B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Tax-Free Daily
     Income Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
     Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)   designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       4

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: August 10, 2006
                                                /s/ Ronald E. Robison
                                                Ronald E. Robison
                                                Principal Executive Officer

                                       5

                                                                   EXHIBIT 12 B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Tax-Free Daily
     Income Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
     Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)   designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       6

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: August 10, 2006
                                                /s/ Francis Smith
                                                Francis Smith
                                                Principal Financial  Officer

                                       7

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Tax-Free Daily Income Trust

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended June 30, 2006 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: August 10, 2006                           /s/ Ronald E. Robison
                                                ---------------------------
                                                Ronald E. Robison
                                                Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Tax-Free Daily Income Trust and will be retained by
Morgan Stanley Tax-Free Daily Income Trust and furnished to the Securities and
Exchange Commission or its staff upon request.

                                       8

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Tax-Free Daily Income Trust

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended June 30, 2006 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: August 10, 2006                           /s/ Francis Smith
                                                ----------------------
                                                Francis Smith
                                                Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Tax-Free Daily Income Trust and will be retained by
Morgan Stanley Tax-Free Daily Income Trust and furnished to the Securities and
Exchange Commission or its staff upon request.

                                       9